Basis of preparation and presentation (Details) - Schedule of consolidated financial statements		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Brazil [Member] | Jaborandi Agrícola Ltda. [Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership	[1]	Brazil
Ownership interest in subsidiaries	[1]			99.99%
Brazil [Member] | Imobiliária Jaborandi Ltda. [Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership		Brazil
Ownership interest in subsidiaries		99.99%	99.99%	99.99%
Brazil [Member] | Imobiliária Cremaq Ltda. [Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership		Brazil
Ownership interest in subsidiaries		99.99%	99.99%	99.99%
Brazil [Member] | Imobiliária Engenho Ltda. [Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership		Brazil
Ownership interest in subsidiaries		99.99%	99.99%	99.99%
Brazil [Member] | Brazil [Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership		Brazil
Ownership interest in subsidiaries		99.99%	99.99%	99.99%
Brazil [Member] | Imobiliária Mogno Ltda. [Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership		Brazil
Ownership interest in subsidiaries		99.99%	99.99%	99.99%
Brazil [Member] | Imobiliária Cajueiro Ltda. [Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership		Brazil
Ownership interest in subsidiaries		99.99%	99.99%	99.99%
Brazil [Member] | Imobiliária Ceibo Ltda. [Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership		Brazil
Ownership interest in subsidiaries		99.99%	99.99%	99.99%
Brazil [Member] | Imobiliária Flamboyant Ltda. [Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership		Brazil
Ownership interest in subsidiaries		99.99%	99.99%	99.99%
Brazil [Member] | Agrifirma Agro Ltda. [Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership		Brazil
Ownership interest in subsidiaries		99.99%	99.99%	99.99%
Brazil [Member] | Agrifirma Bahia Agropecuária Ltda.[Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership	[2]	Brazil
Ownership interest in subsidiaries	[2]	99.99%	99.99%	99.99%
Brazil [Member] | I.A. Agro Ltda.[Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership	[2]	Brazil
Ownership interest in subsidiaries	[2]	99.99%	99.99%	99.99%
Brazil [Member] | GL Empreendimentos e Participações Ltda.[Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership	[2]	Brazil
Ownership interest in subsidiaries	[2]		99.99%	99.99%
Brazil [Member] | Agrifirma Delaware LLC [Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership	[2]	Brazil
Ownership interest in subsidiaries	[2]			100.00%
Brazil [Member] | Avante Comercializadora S.A. [Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership		Brazil
Ownership interest in subsidiaries			100.00%
Brazil [Member] | Agropecuaria Acres Del Sud S.A.[Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership	[3]	Bolivia
Ownership interest in subsidiaries	[3]	100.00%	100.00%
Paraguay [Member] | Palmeiras S.A.[Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership		Paraguay
Ownership interest in subsidiaries		99.99%	99.99%	99.99%
Paraguay [Member] | Agropecuaria Morotí S.A. [Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership		Paraguay
Ownership interest in subsidiaries		99.99%	99.99%	99.99%
Bolivia [Member] | Ombú Agropecuaria S.A. [Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership	[3]	Bolivia
Ownership interest in subsidiaries	[3]	100.00%	100.00%
Bolivia [Member] | Yuchán Agropecuaria S.A. [Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership	[3]	Bolivia
Ownership interest in subsidiaries	[3]	100.00%	100.00%
Bolivia [Member] | Yatay Agropecuaria S.A. [Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership	[3]	Bolivia
Ownership interest in subsidiaries	[3]	100.00%	100.00%

[1]	Merged into the subsidiary Agrifirma on June 1, 2021, see Note 2.3.
[2]	Subsidiaries of Agrifirma – indirect control.
[3]	Subsidiaries acquired in Bolivia (Note 2.4).